ACCUMULATED OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss - 10K (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance						$ (245.3)	[1]	$ (243.2)		$ (243.2)		$ (149.8)		$ (208.2)
Unrealized gains (losses), net of tax														(4.1)
Foreign currency translation adjustment, net of tax		$ 2.6	[2]	$ 0.8	[2]	5.3	[2]	(12.6)	[2]	(18.1)	[3]	(24.6)	[3]	(4.1)	[3]
Amortization of pension related costs, net of tax		2.0	[4],[5]	1.8	[4],[5]	3.8	[4],[5]	3.5	[4],[5]	7.2	[6],[7]	4.5	[6],[7]	7.7	[6],[7]
Pension re-measurement, net of tax	[8]									(6.9)		(69.6)		53.3
Settlement of certain pension liabilities	[9]									17.3		0.0		0.0
Revaluation of derivative financial instrument, net of tax	[10]									(1.6)		(3.7)		1.5
Other Comprehensive Income (Loss), other												0.0
Revaluation of derivative financial instruments, net of reclassifications into earnings		0.2	[11]	(0.1)	[11]	(0.7)	[11]	(2.0)	[11]	(1.6)	[10]	(3.7)	[10]	1.5	[10]
Other comprehensive (loss) income		4.8		2.5		8.4	[12]	(11.1)		(2.1)	[13]	(93.4)	[13]	58.4
Ending Balance		(236.9)				(236.9)				(245.3)	[1]	(243.2)		(149.8)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent, Parenthetical Disclosures [Abstract]
Unrealized gains (losses), tax expense (benefit)														(3.3)
Currency translation adjustment, tax expense (benefit)		0.5		0.2		0.6		(2.8)		(5.1)		(2.1)		(3.3)
Amortization of pension related costs, tax expense (benefit)		0.4		0.4		0.7		0.7		1.3		0.1		1.2
Pension re-measurement, tax expense (benefit)										(3.3)		(42.0)		33.5
Settlement of certain pension liabilities, tax expense (benefit)										3.7
Revaluation of derivative financial instrument, tax expense (benefit)		$ 0.1		$ 0.0		(0.4)		(1.2)		(1.0)		(2.3)		1.0
Foreign Currency Translation [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance						(23.5)		(5.4)		(5.4)		19.2		23.3
Unrealized gains (losses), net of tax														(4.1)
Foreign currency translation adjustment, net of tax										(18.1)		(24.6)
Amortization of pension related costs, net of tax												0.0		0.0
Pension re-measurement, net of tax												0.0		0.0
Settlement of certain pension liabilities
Revaluation of derivative financial instrument, net of tax												0.0		0.0
Other Comprehensive Income (Loss), other												0.0
Other comprehensive (loss) income										(18.1)
Ending Balance										(23.5)		(5.4)		19.2
Actuarial (Loss) Gain On Post Retirement Benefits [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance						(217.7)		(235.3)		(235.3)		(170.5)		(231.5)
Unrealized gains (losses), net of tax														0.0
Foreign currency translation adjustment, net of tax												0.0
Amortization of pension related costs, net of tax										7.2		4.5		7.7
Pension re-measurement, net of tax										(6.9)		(69.6)		53.3
Settlement of certain pension liabilities										17.3
Revaluation of derivative financial instrument, net of tax												0.0		0.0
Other Comprehensive Income (Loss), other												0.3
Other comprehensive (loss) income										17.6
Ending Balance										(217.7)		(235.3)		(170.5)
Deferred Gain (Loss) - Hedging [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance						(3.8)		(2.2)		(2.2)		1.5		0.0
Unrealized gains (losses), net of tax														0.0
Foreign currency translation adjustment, net of tax												0.0
Amortization of pension related costs, net of tax												0.0		0.0
Pension re-measurement, net of tax												0.0		0.0
Settlement of certain pension liabilities										0.0
Revaluation of derivative financial instrument, net of tax										(1.6)		(3.7)		1.5
Other Comprehensive Income (Loss), other												0.0
Other comprehensive (loss) income										(1.6)
Ending Balance										(3.8)		(2.2)		1.5
Accumulated Other Comprehensive Income (Loss), Other [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance						$ (0.3)		$ (0.3)		(0.3)		0.0		0.0
Unrealized gains (losses), net of tax														0.0
Foreign currency translation adjustment, net of tax												0.0
Amortization of pension related costs, net of tax												0.0		0.0
Pension re-measurement, net of tax												0.0		0.0
Settlement of certain pension liabilities
Revaluation of derivative financial instrument, net of tax												0.0		0.0
Other Comprehensive Income (Loss), other												(0.3)
Other comprehensive (loss) income										0.0
Ending Balance										$ (0.3)		$ (0.3)		$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	Net of tax expense (benefit) of $0.5 million and $0.2 million for the three months ended June 30, 2016 and 2015, respectively, and $0.6 million and $(2.8) million for the six months ended June 30, 2016 and 2015, respectively.
[3]	Net of tax benefit of $5.1 million, $2.1 million and $3.3 million for 2015, 2014 and 2013, respectively.
[4]	Net of tax expense of $0.4 million for each of the three months ended June 30, 2016 and 2015, respectively, and $0.7 million for each of the six months ended June 30, 2016 and 2015.
[5]	This other comprehensive income component is included in the computation of net periodic benefit (income) costs. See Note 11, "Pension and Post-Retirement Benefits," for additional information regarding net periodic benefit (income) costs.
[6]	Net of tax expense of $1.3 million, $0.1 million and $1.2 million for 2015, 2014 and 2013, respectively.
[7]	This other comprehensive income component is included in the computation of net periodic benefit (income) costs. See Note 14, "Savings Plan, Pension and Post-Retirement Benefits," for additional information regarding net periodic benefit (income) costs.
[8]	Net of tax (benefit) expense of $(3.3) million, $(42.0) million and $33.5 million for 2015, 2014 and 2013, respectively.
[9]	Net of tax expense of $3.7 million.
[10]	Net of tax (benefit) expense of $(1.0) million, $(2.3) million and $1.0 million for 2015, 2014 and 2013, respectively.
[11]	Net of tax expense (benefit) of $0.1 million and nil for the three months ended June 30, 2016 and 2015, respectively, and $(0.4) million and $(1.2) million for the six months ended June 30, 2016 and 2015, respectively.
[12]	See Note 13, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the six months ended June 30, 2016.
[13]	See Note 17, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive loss during each of 2015, 2014 and 2013.